other long-term liabilities (Tables)	6 Months Ended
Jun. 30, 2020
other long-term liabilities
Schedule of other long-term liabilities

		June 30,	December 31,
As at (millions)	Note	2020	2019
Contract liabilities	24	$70	$70
Other		6	7
Deferred revenues		76	77
Pension benefit liabilities		934	580
Other post-employment benefit liabilities		58	53
Restricted share unit and deferred share unit liabilities		13	42
Derivative liabilities	4(d)	27	26
Investment in real estate joint ventures	21(b)	11	5
Other		27	10
		1,146	793
Deferred customer activation and connection fees	24	11	13
		$1,157	$806